Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net loss	$ 2,723	$ 2,495	$ 4,633	$ 3,599
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	(52)	6	28	(13)
Comprehensive loss	$ 2,671	$ 2,501	$ 4,661	$ 3,586